Accounts Receivable, Net of Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Accounts Receivable, Net of Allowance for Doubtful Accounts
3. Accounts receivable, net of allowance for doubtful accounts
Account receivables, net of allowance for doubtful accounts by the Group consist of the following:

	As of
	December 31, 2018	December 31, 2019
	RMB	RMB
Accounts receivable	109,008	181,520
Less: allowance for doubtful accounts	(574)	(1,127)

Accounts receivable, net	108,434	180,393

The following table summarizes the movement of the Group’s allowance for doubtful accounts:

	As of
	December 31, 2018	December 31, 2019
	RMB	RMB
Balance at the beginning of the year	312	574
Provision for doubtful accounts	376	626
Write-offs	(114)	(73)

Balance at the end of the year	574	1,127